Capital Disclosure of components of capital (Details) - CAD CAD in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of components of capital [Line Items]
Long-term debt		CAD 3,707	CAD 4,361
Increase (decrease) in financial liabilities		(654)
Equity		4,385	4,663	CAD 4,390
Contributed surplus		10	9
Deficit		(1,209)	(933)
Accumulated other comprehensive income		489	399
Non-controlling interests		1,059	1,152
Cash and cash equivalents		(314)	(305)	(54)	CAD (43)
Increase (decrease) in cash and cash equivalents		(9)	(251)	(11)
Fair value asset of hedging instruments on long-term debt		(30)	(163)
Increase (decrease) in hedging instruments, liabilities		133
Total capital		7,748	8,556
Increase (decrease) in capital		(808)
Common shares
Disclosure of components of capital [Line Items]
Equity		3,094	3,094
Increase (decrease) in equity		0
Preferred shares
Disclosure of components of capital [Line Items]
Equity		942	942	942
Increase (decrease) in equity		0
Contributed surplus
Disclosure of components of capital [Line Items]
Equity		10	9	9
Increase (decrease) in equity		1
Deficit
Disclosure of components of capital [Line Items]
Equity		(1,209)	(933)	(1,018)
Increase (decrease) in equity		(276)
Accumulated other comprehensive income
Disclosure of components of capital [Line Items]
Equity	[1]	489	399	353
Increase (decrease) in equity		90
Non-controlling interests
Disclosure of components of capital [Line Items]
Equity		1,059	CAD 1,152	CAD 1,029
Increase (decrease) in equity		CAD (93)

[1]	(1) Refer to Note 25 for details on components of, and changes in, accumulated other comprehensive income (loss).